Cover	Dec. 08, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2025
Entity File Number	1-31987
Entity Registrant Name	Hilltop Holdings Inc.
Entity Central Index Key	0001265131
Entity Tax Identification Number	84-1477939
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6565 Hillcrest Avenue
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	214
Local Phone Number	855-2177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NYSE CHICAGO, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTH
Security Exchange Name	NYSE
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HTH
Security Exchange Name	NYSE